Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Jun. 20, 2014
Direxion VP Monthly S&P 500(R) Bear 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion VP Monthly S&P 500® Bear 2X Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the S&P 500® Index. The Fund seeks calendar month leveraged investment results and does not seek to achieve its stated investment objective for a different period of time.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking calendar month leveraged investment results, understand the risks associated with shorting and the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies ("Contracts"), which would increase overall fees and expenses. Please refer to your Contract Prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the S&P 500® Index (the "Index") and/or financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index with the Fund creating short positions. These financial instruments include Standard & Poor's® Depositary Receipts ("SPDRs®"), which are publicly-traded index securities based on the Index, other exchange-traded funds ("ETFs"), stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund may hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. "Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's®, and Standard & Poor's® makes no representation regarding the advisability of investing in the Fund.

The Fund may gain inverse leveraged exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure by investing in a combination of financial instruments that, in combination, provide inverse leveraged exposure to the underlying securities of the Index. The Fund invests in derivatives, which are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain leveraged exposure to the Index or its components. The volatility of U.S. exchange traded funds or instruments that reflect the value of the Index such as swaps, may differ from the volatility of the Index. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets on the last trading day of each month, Rafferty positions the Fund's portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the month will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has fallen over the course of a given month, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has risen over the course of a given month, net assets of the Fund should fall, meaning the Fund's exposure will need to be reduced.

The Fund will concentrate its investment (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand these risks before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.
  Active and Frequent Trading Risk – The Fund engages in active and frequent trading, leading to increased portfolio turnover and higher transaction costs.
  Adverse Market Conditions Risk – The performance of the Fund is designed to correlate to the inverse of the performance of an underlying index. Because the Fund magnifies the inverse of the performance of the Index, the Fund's performance will suffer during conditions in which the Index rises.
  Adviser's Investment Strategy Risk - The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund's performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.
  Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, forward contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
  Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
  Derivatives Risk - The Fund uses investment techniques, including investment in derivatives, such as swaps, futures and forward contracts, and options that may be considered aggressive. Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that Fund invests in swaps that use an ETF as a reference or underlying asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index securities as a reference or as underlying assets. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's net asset value ("NAV"), the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure. This may require the Fund to purchase or sell securities at unfavorable times. This may prevent the Fund from achieving its monthly leveraged investment objective. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund's return. In addition, the Fund's investments in derivatives, as of the date of this Prospectus, are subject to the following risks:
  Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

  Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed numbers of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its investment objective.

  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.
  Early Close/Trading Halt Risk - An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Effects of Compounding and Market Volatility Risk – The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a calendar month. The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that calendar month's gains or reducing exposure in response to that calendar month's losses. This means that for a period longer than a calendar month, the pursuit of monthly goals may result in monthly leveraged compounding. It also means that the return of the Index over a period of time greater than one calendar month multiplied by the Fund's monthly target (-200%) generally will not equal the Fund's performance over that same period. If adverse monthly performance of the Index reduces the amount of a shareholder's investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder's investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder's investment, the dollar amount lost due to future adverse performance will increase correspondingly.

  As a result, over time, the cumulative percentage increase or decrease in the value of the Fund's portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund's use of leverage will cause the Fund to underperform the return of two times the Index in a trendless or flat market.

  The effect of compounding becomes more pronounced on the Fund's performance as the Index experiences volatility. The Index's volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how underlying index volatility could affect the Fund's performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one calendar month may negatively impact investment return. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown below, this Fund would be expected to lose 9.8% (as shown in Table 1 below) if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index's annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 50.8%.

  At higher ranges of volatility, there is a chance of a significant loss of value even if the Index is flat. For instance, if the Index's annualized volatility is 100%, the Fund would be expected to lose approximately 62.4% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index	-200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60.0%	120.0%	440.2%	397.0%	277.6%	167.4%	93.2%
-50.0%	100.0%	265.1%	236.4%	164.1%	84.4%	35.8%
-40.0%	80.0%	162.3%	141.6%	89.8%	32.7%	-0.5%
-30.0%	60.0%	96.8%	81.3%	40.5%	1.7%	-24.5%
-20.0%	40.0%	52.5%	40.6%	7.7%	-20.9%	-40.1%
-10.0%	20.0%	21.2%	11.4%	-14.7%	-37.5%	-52.8%
0.0%	0.0%	-1.7%	-9.8%	-30.3%	-50.8%	-62.4%
10.0%	-20.0%	-18.9%	-25.8%	-43.9%	-59.8%	-69.3%
20.0%	-40.0%	-32.2%	-38.1%	-53.6%	-67.0%	-74.9%
30.0%	-60.0%	-42.6%	-47.9%	-61.5%	-72.5%	-78.9%
40.0%	-80.0%	-51.0%	-55.7%	-67.8%	-77.3%	-82.7%
50.0%	-100.0%	-57.8%	-62.1%	-72.9%	-80.8%	-85.5%
60.0%	-120.0%	-63.3%	-67.3%	-76.9%	-84.2%	-87.9%
The Index's annualized historical volatility rate for the five-year period ended December 31, 2013 is 19.48%. The Index's highest volatility rate for any one calendar year during the five-year period is 27.55% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended December 31, 2013 is 17.94%. Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The volatility of U.S. exchange traded funds or instruments that reflect the value of the underlying Index such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and index performance on the long-term performance of the Fund, see "Additional Information Regarding Investment Techniques and Policies" in the Fund's full prospectus, and "Special Note Regarding the Correlation Risks of the Funds" in the Fund's Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.
  Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
  Gain Limitation Risk - Rafferty will attempt to position the Fund's portfolio to ensure that the Fund does not lose more than 90% of its NAV in a given calendar month. The cost of such downside protection will be limitations on the Fund's gains. As a consequence, the Fund's portfolio may not be responsive to Index losses beyond 45% in a given calendar month. For example, if the Index were to lose 50%, the Fund might be limited to a calendar month gain of 90% rather than 100%, which is -200% of the Index loss of 50%.
  Intra-Calendar Month Investment Risk - The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the point of purchase. If the Index moves in value in a direction favorable to the Fund, the Fund's net assets will rise by an amount equal to the decline in the Fund's exposure. Conversely, if the Index moves in a direction adverse to the Fund, the Fund's net assets will decline by the same amount as the increase in the Fund's exposure. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek -$200 of exposure to the next month's Index performance. If the Index declined by 1% by mid-month, the exposure of the Fund will fall by 1% to -$198 and the net assets will rise by $2 to $102. With net assets of $102 and exposure of -$198, a purchaser at that point would be receiving -194% exposure of her investment instead of -200%.
  Large Cap Stock Risk – To the extent the Fund invests in large capitalization stocks, the Fund may underperform Funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
  Leverage Risk - To achieve its monthly investment objective, the Fund obtains investment exposure in excess of its assets by utilizing leverage and may lose more money in market conditions that are adverse to its monthly objective than a similar fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a rise in the monthly performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly rise, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index rise of more than 50%. Further, purchasing shares intra-calendar month may result in greater than -200% exposure to the performance of the Index if the Index rises between the end of the last calendar month and the time the investor purchased Fund shares.

  To fully understand the risks of using leverage in the Fund, see "Effects of Compounding and Market Volatility Risk" above.
  Liquidity Risk - Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty's judgment of the security's true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index thus adversely affecting Fund performance.
  Market Risk - The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.
  Market Timing Activity Risk - Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover and higher transaction.
  Monthly Inverse Index Correlation/Tracking Risk - Shareholders should lose money when the Index rises, which is a result that is the opposite from traditional index tracking mutual funds. There is no guarantee that the Fund will achieve its monthly inverse leveraged investment objective. The Fund may have difficulty achieving its monthly inverse leveraged investment objective due to fees, expenses, transaction costs financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may not have investment exposure to all securities in its Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding index reconstitutions and other index repositioning or reconstitution events may hinder the Fund's ability to meet its calendar month inverse leveraged investment objective in that month. The Fund seeks to rebalance its portfolio monthly to keep leverage consistent with its calendar month inverse leveraged investment objective.
  Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
  Other Investment Companies (including Exchange-Traded Funds) Risk - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. The Fund's performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.
  Regulatory Risk - The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape.
  Shorting Risk - In order to achieve its monthly inverse investment objective, the Fund may engage in short sales which are designed to provide the Fund gains when the price of a particular security, basket of securities or indices declines. The Fund may also seek inverse or "short" exposure through the use of derivatives such as swap agreements or futures contracts, which may expose the Fund to certain risks such an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund's return may be lower, the Fund's ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investments strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to lack of available securities or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through the use of derivatives or other financial instruments may be considered an aggressive investment technique.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund's website at http://www.direxionfunds.com/fund-perform or by calling the Fund toll-free at (800) 851-0511.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.direxionfunds.com/fund-perform
Direxion VP Monthly S&P 500(R) Bear 2X Fund | Direxion VP Monthly S&P 500(R) Bear 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.35%
Shareholder Servicing Fee	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	$ 490

[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.